LEASES (Tables)	12 Months Ended
Jun. 30, 2026
LEASES
Schedule of operating lease related assets and liabilities recorded on the balance sheets

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Rights of use lease assets, net	¥18,975,692	¥21,441,571	$3,160,097

Operating lease liabilities – current	¥1,761,231	¥2,924,605	$431,033
Operating lease liabilities – non-current	1,081,827	3,291,220	485,066
Total operating lease liabilities	¥2,843,058	¥6,215,825	$916,099

Schedule of weighted average remaining lease terms and discount rates for all of operating leases

	June 30,	June 30,
	2025	2026
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	39.86	34.34
Weighted average discount rate	3.0%	3.0%

Schedule of maturities of lease liabilities

Twelve months ending June 30,	RMB	US Dollars
2027	¥3,060,814	$451,108
2028	2,372,064	349,599
2029	997,173	146,965
Total lease payments	6,430,051	947,672
Less: imputed interest	(214,226)	(31,573)
Present value of lease liabilities	6,215,825	916,099
Less: operating lease liabilities – current	2,924,605	431,033
Operating lease liabilities – non-current	¥3,291,220	$485,066